UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc.
Address: 201 W. Fort Street

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     SR. Compliance Officer, V.P.
Phone:     313-222-7885

Signature, Place, and Date of Signing:

     L Joseph Granata     Detroit, MI     August 12, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $50,082 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102      957     8244 SH                                8244
AQUA AMERICA INC               COM              03836W103      597    33374 SH                               33374
BRIGGS & STRATTON CORP         COM              109043109      636    47663 SH                               47663
BRISTOL MYERS SQUIBB CO        COM              110122108      812    39987 SH                               39987
CAL MAINE FOODS INC            COM NEW          128030202      698    27967 SH                               27967
CELGENE CORP                   COM              151020104      317     6630 SH                                6630
CHEVRON CORP NEW               COM              166764100     1058    15966 SH                               15966
CISCO SYS INC                  COM              17275R102      196    10488 SH                               10488
CLOROX CO DEL                  COM              189054109      280     5007 SH                                5007
CMS ENERGY CORP                COM              125896100      657    54405 SH                               54405
COCA COLA CO                   COM              191216100      989    20612 SH                               20612
DIAGEO P L C                   SPON ADR NEW     25243Q205      864    15096 SH                               15096
DIGITAL RLTY TR INC            COM              253868103      814    22693 SH                               22693
FIRST POTOMAC RLTY TR          COM              33610F109      468    47951 SH                               47951
FLAGSTAR BANCORP INC           COM              337930101        7    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860       96    15740 SH                               15740
GALLAGHER ARTHUR J & CO        COM              363576109      808    37845 SH                               37845
GENERAL ELECTRIC CO            COM              369604103      251    21433 SH                               21433
GENUINE PARTS CO               COM              372460105      626    18666 SH                               18666
GILEAD SCIENCES INC            COM              375558103      438     9345 SH                                9345
HASBRO INC                     COM              418056107      685    28250 SH                               28250
HEINZ H J CO                   COM              423074103      851    23848 SH                               23848
HERCULES TECH GROWTH CAP INC   COM              427096508      794    94500 SH                               94500
HOME DEPOT INC                 COM              437076102      519    21945 SH                               21945
INTERNATIONAL BUSINESS MACHS   COM              459200101      412     3948 SH                                3948
INTUIT                         COM              461202103      217     7690 SH                                7690
ISHARES TR                     BARCLYS TIPS BD  464287176     1364    13423 SH                               13423
ISHARES TR                     BARCLYS 1-3 YR   464287457     1849    22085 SH                               22085
ISHARES TR                     BARCLYS 7-10 YR  464287440     1402    15458 SH                               15458
ISHARES TR                     S&P 500 VALUE    464287408     1363    31224 SH                               31224
ISHARES TR                     S&P500 GRW       464287309     1468    30721 SH                               30721
ISHARES TR                     IBOXX INV CPBD   464287242      861     8591 SH                                8591
ISHARES TR                     MSCI EMERG MKT   464287234      438    13594 SH                               13594
ISHARES TR                     S&P 500 INDEX    464287200      573     6201 SH                                6201
ISHARES TR                     S&P SMLCAP 600   464287804     1061    23886 SH                               23886
ISHARES TR                     BARCLYS US AGG B 464287226     3290    32207 SH                               32207
ISHARES TR                     MSCI EAFE IDX    464287465     1706    37236 SH                               37236
ISHARES TR                     S&P MIDCAP 400   464287507     1401    24242 SH                               24242
ITC HLDGS CORP                 COM              465685105      783    17258 SH                               17258
JABIL CIRCUIT INC              COM              466313103      501    67542 SH                               67542
JOHNSON & JOHNSON              COM              478160104      272     4792 SH                                4792
LANCE INC                      COM              514606102     1092    47215 SH                               47215
LSI INDS INC                   COM              50216C108      676   124094 SH                              124094
MCCORMICK & CO INC             COM NON VTG      579780206      651    20004 SH                               20004
MERCK & CO INC                 COM              589331107      919    32857 SH                               32857
MICROSOFT CORP                 COM              594918104      257    10799 SH                               10799
NATIONAL FUEL GAS CO N J       COM              636180101      928    25709 SH                               25709
NORTHEAST UTILS                COM              664397106      707    31693 SH                               31693
NUVEEN SELECT MAT MUN FD       SH BEN INT       67061T101      103    10123 SH                               10123
NYSE EURONEXT                  COM              629491101      930    34146 SH                               34146
OILSANDS QUEST INC             COM              678046103       10    10540 SH                               10540
OLIN CORP                      COM PAR $1       680665205      629    52923 SH                               52923
ORACLE CORP                    COM              68389X105      226    10570 SH                               10570
PACKAGING CORP AMER            COM              695156109      770    47534 SH                               47534
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      211     5158 SH                                5158
PRECISION DRILLING TR          TR UNIT          740215108      475    97309 SH                               97309
PROCTER & GAMBLE CO            COM              742718109      320     6267 SH                                6267
QUALCOMM INC                   COM              747525103      293     6479 SH                                6479
SCHWAB CHARLES CORP NEW        COM              808513105      340    19362 SH                               19362
SENSIENT TECHNOLOGIES CORP     COM              81725T100      639    28333 SH                               28333
SYSCO CORP                     COM              871829107      562    25008 SH                               25008
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      473     9581 SH                                9581
TYCO INTERNATIONAL LTD         SHS              H89128104      766    29493 SH                               29493
UNILEVER N V                   N Y SHS NEW      904784709      880    36388 SH                               36388
UNITED ONLINE INC              COM              911268100      315    48428 SH                               48428
V F CORP                       COM              918204108      710    12835 SH                               12835
VISA INC                       COM CL A         92826C839      203     3261 SH                                3261
VISTAPRINT LIMITED             SHS              G93762204      284     6653 SH                                6653
WAL MART STORES INC            COM              931142103      244     5044 SH                                5044
WASTE MGMT INC DEL             COM              94106L109      658    23379 SH                               23379
WATSCO INC                     COM              942622200     1216    24862 SH                               24862
XTO ENERGY INC                 COM              98385X106      216     5654 SH                                5654